Bank and other Loans and Banking Facilities - Schedule of Maturities of Long-term Bank Loan (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
2022	$ 0	$ 0	$ 0	$ 5,224
2023	0	0	15,762	17,195
2024	0	18,157	18,470	20,149
2025	27,860	28,293	28,781	31,398
2026	62,532	62,985	64,071	69,896
2027	16,286	16,022	16,298	17,780
2028	21,028	20,838	21,198	23,124
2029	615	0	0	0
Thereafter	6,342	0	0	0
Total	$ 134,663	$ 146,295	$ 164,580	$ 184,766